Summary of significant accounting policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment Maturity Period	90 days or less
Payments Related to Tax Withholding for Share-based Compensation	$ 65	$ 95	$ 38
Deferred Tax Assets, Net, Noncurrent	$ 320	$ 460